Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Abstract]
Other Accounts Payable And Accrued Expenses
NOTE 9:-          OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2012

Employees and payroll accruals	$13,650	$13,199
Provision for warranty costs	6,655	4,801
Government authorities	5,156	5,507
Accrued expenses	20,291	9,676
Other accounts payables	3,756	2,907

	$49,508	$36,090